UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	August 14, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        1,665,503,142










List of Other Included Managers:			None.
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                                                                        FORM 13F INFORMATION TABLE



Column 1                                  Column 2    Column 3 Column 4 Column 5                Column 6   Column 7Column8

                                                               VALUE    SHARES/         SH/PUT/ INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CL    CUSIP (x$1000) PRN AMT         PRNCALL DISCRETION MANAGERSSOLE     SHARED
NONE

 ANGLO AMERICAN PLC ADR                   ADR        03485P201   155,931    9,520,409   sh      Sole                822,101
 ITAU UNIBANCO HOLDINGS S.A. - ADR        ADR         465562106  428,900   30,811,749   sh      Sole                 1,980,024
 PETROLEO BRASILEIRO S.A.- ADR            ADR        71654V408       421       22,408   sh      Sole                         0
 ROYAL DUTCH SHELL - ADR A                ADR         780259206  183,386    2,719,654   sh      Sole                   168,710
 TAIWAN SEMICONDUCTOR-SP ADR              Spsrd ADR   874039100  569,710   40,810,190   sh      Sole                 3,797,067
 FREEPORT-MCMORAN COPPER                  Common     35671D857   327,156    9,602,451   sh      Sole                   428,185

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